December 30, 2010

Via EDGAR

John Grzeskiewicz
Division of Investment Management
Securities and Exchange Commission
100 F Street, NE
Washington D.C. 20549

Re:	Principal Funds, Inc.
Post-Effective Amendment No. 88 to the Registration Statement on Form N-1A
File Nos. 033-59474, 811-07572

Dear Mr. Grzeskiewicz,

Principal Funds, Inc. (the “Registrant”) is filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), with the Securities and Exchange Commission (the “Commission”) a post-
effective amendment to the Registrant’s registration statement on Form N-1A under the 1933 Act and the
Investment Company Act of 1940 (“the Amendment”).

The Amendment is an annual update for its series with an October 31 fiscal year end. The principal investment strategies and risks have been revised for all series. Financial information and the portfolio manager disclosure in the SAI will be updated in a filing pursuant to Rule 485(b). Also, the Preferred
Securities Fund changed its fiscal year end in 2010 and is not included in this annual update filing.

The Amendment contains a facing sheet; a Classes A, B, and C shares prospectus; a Class J shares prospectus; a Classes R-1, R-2, R-3, R-4, and R-5 shares prospectus, an Institutional Class shares prospectus; a Class P shares prospectus, a statement of additional information, Part C, and signature page.

We understand that the Registrant is responsible for the accuracy and adequacy of the disclosure in the filing and that staff comments or our changes to the disclosure in response to the staff comments do not foreclose the Commission from taking any action with respect to the filing. In addition, the Registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

The Amendment is not being filed to update or amend the prospectuses or statement of additional information for the Registrant’s other series with an August 31 fiscal year end.

Please call me at 515-235-9154 or Adam Shaikh at 515-235-9328 if you have any questions.

Sincerely,

/s/ Jennifer A. Mills

Jennifer A. Mills
Assistant Counsel, Registrant